Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000111998
Shareholder Report [Line Items]
Fund Name	Hamlin High Dividend Equity Fund
Class Name	Institutional Class
Trading Symbol	HHDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://hamlinfunds.com/commentary/. You can also request this information by contacting us at 1-855-HHD-FUND.
Additional Information Phone Number	1-855-HHD-FUND
Additional Information Website	https://hamlinfunds.com/commentary/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Institutional Class Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,536,416,580
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 5,538,237
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,536,416,580	26	$5,538,237	7%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Utilities	4.8%
Health Care	7.4%
Energy	7.5%
Consumer Discretionary	8.2%
Information Technology	11.4%
Real Estate	11.4%
Consumer Staples	14.0%
Industrials	15.5%
Financials	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Broadcom	6.4%
CME Group, Cl A	5.0%
Morgan Stanley	4.9%
Texas Instruments	4.9%
Public Service Enterprise Group	4.7%
Old Republic International	4.6%
Darden Restaurants	4.6%
AbbVie	4.6%
Enterprise Products Partners	4.4%
Unilever ADR	4.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-855-HHD-FUND
Updated Prospectus Web Address	https://hamlinfunds.com/commentary/
C000111999
Shareholder Report [Line Items]
Fund Name	Hamlin High Dividend Equity Fund
Class Name	Investor Class
Trading Symbol	HHDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://hamlinfunds.com/commentary/. You can also request this information by contacting us at 1-855-HHD-FUND.
Additional Information Phone Number	1-855-HHD-FUND
Additional Information Website	https://hamlinfunds.com/commentary/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Investor Class Shares	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,536,416,580
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 5,538,237
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,536,416,580	26	$5,538,237	7%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Utilities	4.8%
Health Care	7.4%
Energy	7.5%
Consumer Discretionary	8.2%
Information Technology	11.4%
Real Estate	11.4%
Consumer Staples	14.0%
Industrials	15.5%
Financials	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Broadcom	6.4%
CME Group, Cl A	5.0%
Morgan Stanley	4.9%
Texas Instruments	4.9%
Public Service Enterprise Group	4.7%
Old Republic International	4.6%
Darden Restaurants	4.6%
AbbVie	4.6%
Enterprise Products Partners	4.4%
Unilever ADR	4.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-855-HHD-FUND
Updated Prospectus Web Address	https://hamlinfunds.com/commentary/